Risk Report - Collateral obtained during the reporting periods (Tables)	12 Months Ended
Dec. 31, 2017
Collateral Obtained [Abstract]
Collateral obtained during the reporting periods [text block table]

Collateral obtained during the reporting periods

in € m.	2017	2016
Commercial real estate	9	9
Residential real estate[1]	63	55
Other	0	0
Total collateral obtained during the reporting period	72	64

[1] Carrying amount of foreclosed residential real estate properties amounted to € 67 million as of December 31, 2017 and € 78 million as of December 31, 2016.